Investment Objectives and Goals - Kurv Technology Titans Select ETF	Sep. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KURV TECHNOLOGY TITANS SELECT ETF (TICKER: KQQQ) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Technology Titans Select ETF (the “Fund”) seeks maximum total return, consistent with prudent investment management.